Leases	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Leases
9. Leases:
Nomura as lessor
Nomura leases real estate and aircrafts in Japan and overseas either as head lessor or through subleases. These leases and subleases are primarily classified as operating leases. The related assets are stated at cost, net of accumulated depreciation, except for land, which is stated at cost in the consolidated balance sheets and reported within
Other assets-Office buildings, land, equipment and facilities.
The following table presents the types of assets which Nomura leases under operating leases:

	Millions of yen
	March 31
	2025			2026
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate (1)	¥21	¥—	¥21	¥10,690	¥(6)	¥10,684
Aircraft	2,757	(127)	2,630	50,756	(545)	50,211

Total	¥2,778	¥(127)	¥2,651	¥61,446	¥(551)	¥60,895

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real e s tate used by Nomura.
Nomura recognized lease income of ¥2,794 million, ¥1,879 million and ¥1,698 million for the years ended March 31, 2024, 2025 and 2026, respectively. These are reported in the consolidated statements of income within
Revenue
—
Other
.
The following table presents an analysis of future undiscounted lease payments receivable in connection with operating leases entered into by Nomura as lessor over the remaining lease term as of March 31, 2026. Amounts in connection with finance leases were not significant.

Millions of yen
March 31, 2026
Minimum lease payments to be received
Years of receipt
Less than 1 year	¥4,076
1 to 2 years	4,142
2 to 3 years	3,931
3 to 4 years	3,715
4 to 5 years	3,715
More than 5 years	15,000

Total	¥34,579

Nomura as lessee
Nomura enters into leases of office space, residential facilities for employees, equipment and technology assets in the ordinary course of business in both Japan and overseas as lessee. These arrangements predominantly consist of operating leases. Separately Nomura subleases certain real estate and equipment through operating lease arrangements. The total carrying values of ROU assets recognized in connection with operating leases as of March 31, 2025 and 2026 were ¥156,791 million and ¥138,708 million, respectively. The total carrying values of ROU assets recognized in connection with finance leases as of March 31, 2025 and 2026 were not significant. These lease assets are reported within
Other assets-Office buildings, land, equipment and facilities in the consolidated balance sheets.
The following table presents income and expense amounts recognized through the consolidated statements of income for leases where Nomura is acting as lessee for the years ended March 31, 2024, 2025 and 2026. Amounts recognized in the consolidated statements of income in respect of finance lease cost, short-term lease cost, variable lease cost and net gains (losses) on qualifying sale and leaseback transactions were not significant during the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Lease expense:
Operating lease costs	¥48,125	¥48,586	¥49,831

Other income and expenses:
Gross sublease income	¥1,997	¥1,923	¥1,986
Lease cash flow information
Lease payments made in cash in connection with operating leases are classified as operating activity in the consolidated statements of cash flows. The initial recognition of ROU assets and lease liabilities on lease commencement date represents noncash transactions.
The following table presents cash payments made by Nomura as lessee which meet the definition of lease payments and therefore have been included in the measurement of operating lease liabilities recorded under operating cash flows and the total amount of ROU assets and lease liabilities recognized during the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Cash flows for operating leases	¥49,339	¥50,114	¥49,935
ROU assets recognized in connection with new operating leases	¥29,374	¥29,148	¥27,167

Maturity analysis of lease liabilities
The following table presents an analysis of future undiscounted lease payments under operating leases entered into by Nomura as lessee over the remaining lease term as of March 31, 2026 and also represents a reconciliation between total of such lease payments and the discounted carrying value of operating lease liabilities recognized in the consolidated balance sheets as of March 31, 2026. Finance lease liabilities were not significant as of March 31, 2026. These lease liabilities are reported within
Other liabilities
in the consolidated balance sheets.

Millions of yen
March 31, 2026
Operating leases
Years of payment
Less than 1 year	¥49,128
1 to 2 years	38,999
2 to 3 years	26,827
3 to 4 years	17,255
4 to 5 years	14,478
More than 5 years	26,475

Total undiscounted lease payments	¥173,162
Less: Impact of discounting	(16,883)

Lease liabilities as reported in the consolidated balance sheets	¥156,279

The following table presents the weighted-average discount rate used to measure lease liabilities and the weighted-average remaining lease term of operating leases as of March 31, 2025 and 2026.

	Year ended March 31
	2025	2026
	Operating leases	Operating leases
Weighted-average discount rate used to measure lease liabilities	2.1%	3.4%
Weighted-average remaining lease term	5.3 years	4.8 years